MITCHELL HUTCHINS SERIES TRUST

      SMALL CAP PORTFOLIO













The fund offers its Class H and Class I shares only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.




PROSPECTUS
May 1, 2000

-------------------------------

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

Mitchell Hutchins       Small Cap Portfolio
------------------------------------------------------

CONTENTS
            SMALL CAP PORTFOLIO
     ---------------------------------------------------------------------------


What every investor         3   Investment Objective, Strategies and Risks
should know about
the fund                    4   Performance

                            5   More About Risks and Investment Strategies

            INVESTING IN THE FUND
     ---------------------------------------------------------------------------


Information for managing    6   Purchases, Redemptions and Exchanges
your fund account
                            6   Pricing and Valuation

            ADDITIONAL INFORMATION
     ---------------------------------------------------------------------------


Additional important        7   Management

information about
the fund                    8   Dividends and Taxes

                            9   Financial Highlights

Where to learn more             Back Cover
about this fund

                              ----------------------------------------
                              The fund is not a complete or balanced
                              investment program.

                              ----------------------------------------

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Mitchell Hutchins       Small Cap Portfolio
------------------------------------------------------

SMALL CAP PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of small capitalization ("small cap") companies that Mitchell Hutchins Asset Management Inc., its investment adviser, believes have substantial potential for capital growth. The fund considers companies with market capitalizations of up to $1.5 billion to be small cap.

The fund also invests, to a lesser extent, in stocks of larger companies and in bonds and money market instruments. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

In buying and selling stocks for the fund, Mitchell Hutchins uses its own Factor Valuation Model to identify companies that appear to be undervalued. The model ranks companies based on "value" factors, such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those small cap companies identified by the model.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o LIMITED CAPITALIZATION RISK - Equity risk is greater for the common stocks of small cap companies because they generally are more vulnerable than large or mid cap companies to adverse business or economic developments and they may have more limited resources.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

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Mitchell Hutchins       Small Cap Portfolio
------------------------------------------------------

PERFORMANCE


RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows the fund's performance for its initial calendar year. The bar chart shows Class H shares because Class I shares were not outstanding for the full calendar year.

The table that follows the bar chart shows the average annual returns for Class H shares for one year and the life of the class. Performance for Class I shares is not included in the table because Class I shares were not outstanding for the full calendar year. The table compares fund returns to returns on two broad-based market indices of small cap companies that are unmanaged and, therefore, do not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future.


      TOTAL RETURN ON CLASS H SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)


CALENDAR YEAR                   PERCENTAGES

   1990
   1991
   1992
   1993
   1994
   1995
   1996
   1997
   1998
   1999                           6.13%


      Best quarter during year  --       4th         16.48%
      shown                            quarter,
                                        1999:

      Worst quarter during      --       1st        (15.50)%
      year shown                       quarter,
                                        1999:

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

    CLASS                       CLASS H        S&P SMALLCAP     RUSSELL 2000
    (INCEPTION DATE)           (9/28/98)       600 INDEX            INDEX

    One Year..................   6.13%           12.41%            21.26%
    Life of Class.............  29.45%           25.01%*           31.66%*

      * Return is for the period 9/30/98 to 12/31/99, annualized.

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Mitchell Hutchins       Small Cap Portfolio
------------------------------------------------------

MORE ABOUT RISKS AND INVESTMENT STRATEGIES

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further details about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. The fund may lose a substantial part, or even all, of its investment in a company's stock.

LIMITED CAPITALIZATION RISK. Securities of small cap companies generally involve greater risk than securities of larger companies because they may be more vulnerable to adverse business or economic developments. Small cap companies also may have limited product lines, markets or financial resources, and they may be dependent on a relatively small management group. Securities of small cap companies may be less liquid and more volatile than securities of larger companies or the market averages in general. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

FOREIGN INVESTING RISK. Foreign investing involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices.

DERIVATIVES RISK. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. The fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if the fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge will not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

ADDITIONAL RISKS

CREDIT AND INTEREST RATE RISKS. The fund is authorized to invest in bonds and other income-producing securities. These securities are subject to credit risk and interest rate risk.

Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is greater for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Some of these low quality bonds may be in default when purchased by the fund. Low quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE POSITIONS; CASH RESERVES. To protect itself from adverse market conditions, the fund may take a defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. Since these investments provide relatively low income, a defensive position may not be consistent with achieving the fund's investment objective.

The fund may invest up to 35% of its total assets in cash or money market instruments as a cash reserve for liquidity or other purposes.

PORTFOLIO TURNOVER. The fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover of 100% or more (high portfolio turnover).

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Mitchell Hutchins       Small Cap Portfolio
------------------------------------------------------

INVESTING IN THE FUND

PURCHASES, REDEMPTIONS AND EXCHANGES

Shares of the fund are sold only to insurance company separate accounts that fund benefits under variable annuity or variable life insurance contracts. These separate accounts are the shareholders of the fund - not the individual contract owners. However, the separate accounts may pass through voting rights to the contract owners.

The fund offers both Class H and Class I shares to insurance company separate accounts:

o Class H shares are sold and redeemed at net asset value and do not pay any 12b-1 fees.

o Class I shares also are sold and redeemed at net asset value. However, under a rule 12b-1 plan adopted by the fund, Class I shares pay an annual distribution fee of 0.25% of average net assets. The fund pays this fee to insurance companies for the sale of Class I shares and for services that the insurance company provides to contract owners. Because these 12b-1 fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of a contract owner's investment and may cost more than paying other types of sales charges.

An insurance company separate account may exchange shares of the fund for shares of the same class in another Mitchell Hutchins Series Trust fund at their relative net asset values per share, provided that the separate account invests in both funds. A particular insurance company separate account may not invest in all Mitchell Hutchins Series Trust funds or classes of fund shares.

The fund and Mitchell Hutchins (for Class I shares) reserve the right to reject any purchase order and to suspend the offering of the fund's shares for a period of time.

PRICING AND VALUATION

Insurance company separate accounts buy, sell or exchange fund shares at their net asset values. The fund calculates net asset value separately for each class as of the close of trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

The fund calculates its net asset value based on the current market value for its portfolio securities. The fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board of trustees. The fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

Mitchell Hutchins       Small Cap Portfolio
------------------------------------------------------

MANAGEMENT

INVESTMENT ADVISER

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the fund. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On February 29, 2000, Mitchell Hutchins was adviser or sub-adviser to 31 investment companies with 76 separate funds and aggregate assets of approximately $54.4 billion.

The fund paid advisory fees to Mitchell Hutchins for the most recent fiscal year at the annual contract rate of 1.00% of its average daily net assets.

The fund has received an exemptive order from the SEC to permit the board to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. The fund's shareholders must approve this policy before the board may implement it. As of the date of this Prospectus, the fund's shareholders have not been asked to do so.

PORTFOLIO MANAGER

Donald R. Jones is primarily responsible for the day-to-day management of the fund. He has held his management responsibilities for the fund since its inception.

Mr. Jones has been a first vice president of Mitchell Hutchins since February 1996. Prior to joining Mitchell Hutchins, he was a vice president in the Asset Management Group of First Fidelity Bancorporation, which he joined in 1983.

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Mitchell Hutchins       Small Cap Portfolio
------------------------------------------------------


DIVIDENDS AND TAXES


DIVIDENDS

Dividends are paid in additional shares of the fund unless the shareholder requests otherwise.

The fund normally declares and pays dividends and distributes any gains annually.

Class I shares have higher expenses because of their distribution fees and thus are expected to have lower dividends than Class H shares.

TAXES

Fund shares are offered only to insurance company separate accounts that fund certain variable annuity and variable life contracts. These accounts generally are not subject to tax on dividends from the fund or when fund shares are exchanged or redeemed. See the applicable contract prospectus for a discussion of the federal income tax status of

o the insurance company separate accounts that purchase and hold shares of the fund and

o     the holders of contracts funded through those separate accounts.

The fund must satisfy certain diversification requirements imposed by the Internal Revenue Code on segregated asset accounts used to fund variable annuity or variable life contracts. Failure of the fund to do so would result in taxation of the insurance company issuing the variable annuity or variable life contracts and treatment of the contract holders other than as described in the contract prospectus.

See the SAI for information or for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

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Mitchell Hutchins       Small Cap Portfolio
------------------------------------------------------

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the fund's financial performance for the periods shown. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, are included in the fund's Annual Report to Shareholders. The annual report may be obtained without charge by calling 1-800-986-0088.

The information in this table pertains only to the fund and does not reflect charges related to the insurance company separate accounts that invest in the fund. See the appropriate variable annuity or variable life contract prospectus for information concerning these charges.

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Mitchell Hutchins       Small Cap Portfolio
-------------------------------------------------

SMALL CAP PORTFOLIO

----------------------------------------------------------------------------------------------

                                                      CLASS H                     CLASS I

                                         -----------------------------------  ----------------
                                                            FOR THE PERIOD     FOR THE PERIOD
                                              FOR THE        SEPTEMBER 28,      JULY 6, 1999++
                                             YEAR ENDED      1998+ THROUGH         THROUGH
                                         DECEMBER 31, 1999   DECEMBER 31, 1998  DECEMBER 31, 1999
                                         -----------------   -----------------  -----------------

Net asset value, beginning of period....      $ 14.90            $ 12.00            $ 14.70
                                              -------            -------            -------
Net investment loss.....................        (0.41)             (0.04)             (0.12)
Net realized and unrealized gains from
   investments..........................         1.32               3.67               1.22
                                                 ----               ----               ----
Net increase from investment operations.         0.91               3.63              1.10
                                                 ----              -----              -----
Distributions from net realized gains
   from investments.....................        (0.55)             (0.73)             (0.55)
                                                ------            -------            -------
Net asset value, end of period..........       $15.26            $ 14.90            $ 15.25
                                               ======             ======             ======
Total investment return(1)..............         6.13%             30.36%              7.51%
                                                 ====             ======              =====
Ratios/Supplemental Data:
Net assets, end of period (000's).......        $4,769           $ 4,057              $ 301
Expenses to average net assets, net of
    waivers(2)..........................         3.86%              1.94%*             3.80%*
Net investment loss to average net
    assets, net of waivers(3)...........        (3.09)%            (1.27)%*           (3.13)%*
Portfolio turnover rate.................          98%                17%                98%

-------------------

+    Commencement of operations.

++   Commencement of issuance of shares.

*    Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

(2) During the period ended December 31, 1999, Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been 3.86% and 4.05% for Class H and Class I, respectively.

(3) During the period ended December 31, 1999, Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been (3.09)% and (3.38)% for Class H and Class I, respectively.

If you want more information about the fund, the following documents are available free upon request:

      ANNUAL/SEMI-ANNUAL REPORTS:

      Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year.

      STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CONTRACT PROSPECTUS:

      The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus. Investors are advised to also read the applicable contract prospectus.

You may discuss your questions about the fund, obtain free copies of annual and semi-annual reports and the SAI, or request other information, by contacting the fund directly at 1-800-986-0088.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get text-only copies of reports and other information about the fund:

o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Room,
      Washington, D.C.  20549-0102; or

o Free, from the EDGAR Database on the SEC's Internet website at: http://www.sec.gov












Mitchell Hutchins Series Trust
Investment Company Act File No. - 811-4919